Earnings Per Share - Summary of Basic Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic EPS
Earnings (Loss)	$ (74,726,799)	$ (5,892,144)	$ (60,114,590)
Weighted average number of shares	18,451,377	14,273,192	5,928,439
Per share amount	$ (4.05)	$ (0.41)	$ (10.14)